Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 7,808		$ 12,211		$ 7,371
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	12,994		12,210		11,507
Deferred income taxes	1,539		491	[1]	683
Equity in loss of joint venture	8		39		2
(Gain) on sale of equipment and real estate	(2,332)		(363)		(325)
(Income) from discontinued operations, net	(97)		(5,222)		(315)
Stock-based compensation	701		704		804
Net changes in operating assets and liabilities:
Accounts receivable	(317)	[2]	(762)		(654)
Inventory of parts and supplies	278		(456)		(49)
Prepaid expenses and other current assets	(685)		(131)		91
Other assets	(1,899)		(125)		(1,052)
Accounts payable and accrued liabilities	1,572		1,290		(53)
Income taxes payable and receivable	(333)		1,140	[1]	(3,285)
Long-term insurance liabilities and other long-term liabilities	1,070		217		(335)
Net cash provided by operating activities of continuing operations	20,307		21,243		14,390
Net cash provided by (used in) operating activities of discontinued operations	177		(642)		(1,041)
Net cash provided by operating activities	20,484		20,601		13,349
Cash flows from investing activities:
Purchase of transportation group property and equipment	(10,459)		(6,743)		(6,568)
Investments in mining royalty land segment	(11,039)		0		(59)
Investments in developed property rentals segment	(12,850)		(11,129)	[1]	(4,076)
Investment in joint venture	(125)		(114)		(495)
Proceeds from the sale of property, plant and equipment	2,817		763		833
Proceeds received on note for sale of SunBelt	0		5,620		1,185
Net cash used in investing activities of continuing operations	(31,656)		(11,603)		(9,180)
Cash flows from financing activities:
Repayment of long-term debt	(4,902)		(4,588)		(4,293)
Repurchase of Company Stock	(315)		(1,395)		0
Excess tax benefits from exercises of stock options and vesting of restricted stock	754		322		740
Exercise of employee stock options	1,322		538		732
Net cash used in financing activities of continuing operations	(3,141)		(5,123)		(2,821)
Net (decrease) increase in cash and cash equivalents	(14,313)		3,875		1,348
Cash and cash equivalents at beginning of period	21,026		17,151		15,803
Cash and cash equivalents at end of the period	6,713		21,026		17,151
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	2,638		3,346		3,928
Cash paid during the year for income taxes	$ 3,717		$ 2,411		$ 6,043

[1]	The Company recorded a non-cash transaction from an exchange of real estate of $4,941 in December 2010 along with a related deferred tax liability of $1,792 and a $2,126 permanent tax benefit on the value of donated minerals and aggregates which was recorded as a $303 receivable and $1,823 deferred tax.
[2]	The Company recorded non-cash transactions in 2012 for a $2,311 receivalbe on previously capitalized real estate taxes on the Anacostia property.